Schedule of accounts and other receivables (Details) - USD ($)	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020
Trade accounts receivable	$ 9,446,028	$ 9,677,725
Other receivables	50,112	53,387
Allowance for doubtful accounts	(1,084,305)	(1,084,305)	$ (944,824)	$ (874,438)
Total accounts and other receivables	$ 8,411,835	$ 8,646,807